SOFTWARE AGREEMENT	12 Months Ended
Dec. 31, 2014
Software Agreement [Abstract]
SOFTWARE AGREEMENT
NOTE 12 – SOFTWARE AGREEMENT

On May 8, 2014 (the "Effective Date"), the Company entered into a Software as Service Agreement (the "Agreement") with Innography, Inc. ("Innography") under which the Company will have access to Innography’s proprietary web-based application software platforms and patent related data and analytics functionality in connection with the development and commercialization of the Patent Utility. The term of the Agreement commences on the Effective Date and continues until the two year anniversary of the Effective Date (the "Initial Term"). The Agreement may be renewed for up to three additional and consecutive one year renewal periods (each a "Renewal Term"). The Agreement will renew for the first and second Renewal Terms unless the Company elects to terminate the Agreement in advance of renewal and will renew for the third Renewal Term unless either party elects to terminate the Agreement in advance of renewal. In the event of a change of control, as defined in the Agreement, of Innography, on or after June 30, 2015 Innography may terminate the then current term on 60 days’ notice (“Control Termination”). In the event of a Control Termination or if the Agreement is not renewed for an optional Renewal Term, or after the last of up to three Renewal Terms expires, the Company may renew for an additional one year period during which Innography will provide its services and reasonably assist the Company in migrating to a replacement service (the "Wind Down Term").

Concurrent with the execution of the Agreement, the Company paid a one-time fee of $200. In consideration for the access to Innography's software application, the Company paid a fee of $350 on July 1, 2014, and will pay $500 on January 1, 2015 and $650 on July 1, 2015. For each Renewal Term the Company will pay semi-annual payments of $800 on January 1 and July 1, but the semi-annual payments may increase from $800 to $1.1 million if the Company's semi-annual net revenues, as defined in the Agreement, exceed $15 million. In the event that the Wind Down Term extends beyond the fifth anniversary of the Effective Date, the semi-annual rates shall increase 20% for any portion of the Wind Down Term that occurs after the fifth anniversary of the Effective Date. The Company recognized this expense on a straight line basis over the term of the Agreement.